Foxhall Global Trends Fund
RISK/RETURN
Principal Investment Strategies of the Fund:

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Advisor uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.  The Advisor also may, based on several technical market indicators, when the Advisor believes the markets are in a downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 23, 2011
Registrant Name	dei_EntityRegistrantName	DOMINION FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000889392
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 23, 2011
Prospectus Date	rr_ProspectusDate	Feb 15, 2011
Foxhall Global Trends Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of securities of companies worldwide and exchange traded funds (ETFs) that meet the Fund's investment criteria. The Fund is actively managed and may invest anywhere globally in the U.S. and foreign markets but substantially outside the U.S. in ETFs, equities and bonds. The Fund may invest in common stock, preferred stock and ADRs of companies listed on any of the U.S. stock exchanges, currencies of other countries, corporate bonds and municipal bonds of any duration and quality, bonds from other countries and U.S Treasury obligations of any duration.  The Advisor uses a “relative strength” approach to choosing investments, emphasizing a selection process favoring positions with potential for growth.  The Advisor also may, based on several technical market indicators, when the Advisor believes the markets are in a downtrend, invest the portfolio predominantly or completely in certain fixed income securities including U.S. government securities, and ETFs that invest in such securities, and other investments that it believes may help to protect and preserve shareholder capital.

The Advisor may also utilize certain “values-based” non-financial investment analysis and screening that is intended to specifically seek out companies that support traditional family values and positive global values such as respect for human life and dignity, while avoiding industries and activities that do not support human life, and/or promote pornography, gambling, alcohol and tobacco production.  Such analysis and screening will not apply to potential and actual investments in ETFs.  See "Investment Selection Process”.